Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Details
Registrant Name	DIAMONDHEAD CASINO CORP
Registrant CIK	0000844887
SEC Form	10-K
Period End date	Dec. 31, 2017
Fiscal Year End	--12-31
Trading Symbol	dhcc
Number of common stock shares outstanding	36,297,576
Public Float		$ 1,924,073
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY